Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) attributable to operations are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Current tax expense:
Federal	$1,234	$—	$—
State	605	(30)	37
Deferred tax expense (benefit):
Federal	7,463	—	—
State	(2,729)	—	—

Income tax expense	$6,573	$(30)	$37

Schedule of Effective Income Tax Rate Reconciliation

The components of the Company’s income tax expense are as follows:

	Year Ended December 31,
	2020		2019		2018
	(in thousands)	(rate reconciliation)	(in thousands)	(rate reconciliation)	(in thousands)	(rate reconciliation)
Income tax benefit computed at the statutory rate	$(19,102)	21.0%	$13,128	21.0%	$5,946	21.0%
State income taxes	(1,706)	1.9%	(30)	(0.1)%	37	0.1%
Income not subject to federal taxes	—	—%	(13,128)	(21.0)%	(5,946)	(21.0)%
Contingent consideration	27,706	(30.5)%	—	—%	—	—%
Other	(325)	0.4%	—	—%	—	—%

Income tax expense	$6,573	(7.2)%	$(30)	(0.1)%	$37	0.1%

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Investment in Lender’s Protection, LLC	$85,219	$—
Operating lease liability	1,394	—
Share-based compensation	37	—
Other	20	—

Deferred tax assets	$86,671	$—

Deferred tax liabilities
Operating lease asset	$(1,453)	$—

Deferred tax liabilities	$(1,453)	$—

Net deferred tax assets	$85,218	$—